Stock Options	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Stock Options

12 - STOCK BASED COMPENSATION

During the years ended March 31, 2020 and March 31, 2019 and March 31, 2018 the Company issued common shares options to employees and non-employees, and as a result, additional paid in capital has been increased by $2,156, $1,807 and $342 respectively.

On November 22, 2017 Dr. Cowpland, Chief Executive Officer, was awarded a total of 11,000 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $58.

On November 22, 2017 a Company controlled by Mr. Stechyson, Chairman of the Board, received a total of 5,000 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $27.

The increase in additional paid in capital is the value associated with the granting and the vesting of options, which is recorded as compensation expense in the statement of income (loss) and comprehensive income (loss) as a part of selling, general and administrative expense.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 1,360,000 common shares. As at March 31, 2020, options to purchase 161,500 (March 31, 2019, 170,250) were outstanding under the Employee Stock Option Plan. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically, and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2020 vested on the day of grant and have a three-year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3 years.

The Company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018
	$	$	$
Options compensation expense for employees	1,506	268	591
Options compensation expense for consultants	650	1,539	468
Stock grant compensation expense for consultants	—	—	869
Stock grant compensation expense for executive officers	—	—	6,406
Total expense	2,156	1,807	8,334

All options granted vested on the day of grant resulting in the Company not having any non-vested awards as of March 31, 2020 or March 31, 2019.

A summary of the status of the stock options is as follows:

	March 31, 2020 Number of options outstanding	March 31, 2019 Number of options outstanding	March 31, 2018 Number of options outstanding

Options outstanding, beginning of year	170,250	204,150	225,500
Granted	33,750	79,250	48,500
Expired	(42,500)	(113,150)	(69,850)
Options outstanding, end of year	161,500	170,250	204,150

All share options outstanding at March 31, 2020 are exercisable.

The following table represents a summary of the options outstanding as at March 31, 2020:

	Options outstanding and exercisable
Range of exercise prices	Number outstanding at March 31, 2020	Weighted average remaining contractual life
$		Years
0.000-0.015	79,750	0.96
0.015-0.040	32,500	2.15
0.040-0.080	38,000	1.89
0.160-0.240	11,250	2.63
	161,500	1.53

The weighted average grant-date fair value of options granted and vested in fiscal years 2020, 2019 and 2018 were $0.0784, $0.0169 and $0.00547 respectively.

As at March 31, 2020 there were 112,250 options in the money with an intrinsic value of $2,771.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2020, 15,750 options were granted to employees. In the year ended March 31, 2019, 16,750 options were granted to employees. In the year ended March 31, 2018, 9,500 options were granted to employees.

During the year ended March 31, 2020, 18,000 options were granted to non-employees. In the year ended March 31, 2019, 62,500 options were granted to non-employees. In the year ended March 31, 2018, 39,000 options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the years ended March 31, 2020, March 31, 2019 or March 31, 2018.